Cover	Oct. 23, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 23, 2026
Entity File Number	001-40687
Entity Registrant Name	International Media Acquisition Corp.
Entity Central Index Key	0001846235
Entity Tax Identification Number	86-1627460
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1221 Brickell Avenue
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33131
City Area Code	786
Local Phone Number	432-7588
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock [Member]
Title of 12(b) Security	Common Stock
Trading Symbol	IMAQ
Warrants
Title of 12(b) Security	Warrants
Trading Symbol	IMAQW
Rights [Member]
Title of 12(b) Security	Rights
Trading Symbol	IMAQR
Units
Title of 12(b) Security	Units
Trading Symbol	IMAQU